Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended		42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,760,000)	$ (12,575,000)	$ (21,347,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	308,000	289,000	758,000
Stock-based compensation expense	3,305,000	4,512,000	7,817,000
Liquidation preferences granted to founder	2,037,000	2,804,000	4,841,000
Derivative liability expense	76,000	(16,000)	60,000
Warrant amendment expense	734,000		734,000
Issuance of common stock to consultants	125,000		1,145,000
Gain on bargain purchase	(6,444,000)		(6,444,000)
Loss on extinguishment of debt		549,000	663,000
Decrease in stock buy-back liability	(150,000)		(150,000)
Changes in operating assets and liabilities, net of merger:
(Increase) decrease in other current assets	(20,000)	269,000	(41,000)
Increase in accounts payable	302,000	953,000	2,611,000
Increase (decrease) in due to related parties	391,000	(25,000)	646,000
Increase in accrued expenses	1,182,000	32,000	1,214,000
Increase in grants payable	46,000	388,000	520,000
Net cash used in operating activities	(3,868,000)	(2,820,000)	(6,973,000)
Cash acquired in merger	292,000		292,000
Change in restricted cash	174,000	(63,000)	91,000
Investment in Pre-Merger Immune Pharmaceuticals Inc.	(1,598,000)		(1,598,000)
Purchase of property and equipment		(26,000)	(43,000)
Purchase of intangible assets			(520,000)
Net cash used in investing activities	(1,132,000)	(89,000)	(1,778,000)
Cash flows from financing activities:
Proceeds from issuance of shares, net of issuance costs	4,368,000	1,122,000	8,008,000
Issuance of short-term loan	123,000		123,000
Issuance of convertible loans		150,000	266,000
Repayment of loans	(37,000)	(60,000)	(97,000)
Proceeds received from deposits for future financing	500,000		500,000
Net cash provided by financing activities	4,954,000	1,212,000	8,800,000
Net increase (decrease) in cash	(46,000)	(1,697,000)	49,000
Cash and cash equivalents at beginning of period	95,000	1,792,000
Cash at end of period	49,000	95,000	49,000
Supplemental disclosure of cash flow information:
Cash paid for interest	173,000		186,000
Cash paid for income taxes	7,000		7,000
Supplemental disclosure of non-cash financing activities:
Deemed dividend	(932,000)		(932,000)
Intangible assets acquired in non-monetary exchange		436,000	3,818,000
Assets Acquired [Member]
Merger between Immune Pharmaceuticals Inc. and Immune Pharmaceuticals Ltd.:
Assets Acquired	377,000		377,000
Fair value of other merger liabilities assumed	4,814,000		4,814,000
Fair value of investment and related party liability assumed	1,598,000		1,598,000
Fair value of deferred tax liability assumed	10,870,000		10,870,000
In Process Research and Development Acquired [Member]
Merger between Immune Pharmaceuticals Inc. and Immune Pharmaceuticals Ltd.:
Assets Acquired	27,500,000		27,500,000
Senior Secured Term Loan Assumed [Member]
Merger between Immune Pharmaceuticals Inc. and Immune Pharmaceuticals Ltd.:
Fair value of senior secured term loan assumed	$ 4,442,000		$ 4,442,000